Earnings per share (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Earnings per share [abstract]
Net earnings attributable to common shareholders - basic	$ 6,305	$ 163
Dividends declared per common share (in cad per share)	$ 2.31	$ 3.99
Weighted average number of common shares outstanding (in millions)
Weighted average number of common shares outstanding - basic (in shares)	929,100,000	912,300,000
Assumed exercise of stock options (in shares)	0	0
Weighted average number of common shares outstanding - diluted (in shares)	929,100,000	912,300,000
Shares excluded from calculation of earnings per share (in shares)	5,503,174	6,545,819